Law Offices
                                       of
                               SEC Attorneys, LLC
                          980 Post Road East, 2nd Floor
                           Westport, Connecticut 06880

203.401.8089 Tel                                  E-mail: jerry@secattorneys.com
203.286.2267 Fax                                  Website: secattorneys.com
203.687.3332 Cel


March 30, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C 20549

Re:      Heartland, Inc.

To Whom It May Concern:

     On behalf of Heartland, Inc., Commission File number 000-27045, I enclose the Form 10-KSB Annual Report pursuant to the Securities and Exchange Act of 1934 for fiscal year ended December 31, 2004. If you have any questions please feel free to call me.

Thank you.

Sincerely,

/s/ Jerry Gruenbaum
------------------------
Jerry Gruenbaum. Esquire